Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	COHEN & STEERS GLOBAL REALTY SHARES, INC
Central Index Key	0001033969
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

Class A, B & C | Cohen & Steers Global Realty Shares, Inc.
COHEN & STEERS GLOBAL REALTY SHARES, INC.
INVESTMENT OBJECTIVE
The investment objective of Cohen & Steers Global Realty Shares, Inc. (the Fund) is total return through investment in global real estate equity securities.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the Prospectus) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s statement of additional information (the SAI).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, B & C Cohen & Steers Global Realty Shares, Inc.	Class A	Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	[1]	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%	[1],[2]	1.00%	[2]
[1]	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.
[2]	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years. For Class C shares, the maximum deferred sales charge does not apply after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, B & C Cohen & Steers Global Realty Shares, Inc.	Class A	Class B		Class C
Management Fee	0.90%	0.90%	[1]	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	[1]	0.75%
Other Expenses	0.26%	0.26%	[1]	0.26%
Service Fee	0.10%	0.25%	[1]	0.25%
Total Annual Fund Operating Expenses	1.51%	2.16%	[1]	2.16%
[1]	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, B & C Cohen & Steers Global Realty Shares, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	597	906	1,237	2,170
Class B Shares	719	976	1,359	2,493
Class C Shares	319	676	1,159	2,493

Expense Example, No Redemption Class A, B & C Cohen & Steers Global Realty Shares, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	219	676	1,159	2,493
Class C Shares	219	676	1,159	2,493

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate and land or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs in their respective countries. The Fund retains the ability to invest in real estate companies of any market capitalization.

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by Cohen & Steers Capital Management, Inc. (the Advisor), in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
PRINCIPAL RISKS
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested.

The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

Smaller Companies Risk. Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—large company stocks.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FUND PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate-oriented companies; investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.

The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Class A Shares Annual Total Returns

[1]	The annual total returns for the Class B and Class C shares of the Fund are substantially similar to the annual total returns of the Class A shares, because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.

Highest quarterly return during this period: 35.91% (quarter ended June 30, 2009) Lowest quarterly return during this period: –31.01% (quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, B & C Cohen & Steers Global Realty Shares, Inc.		1 Year	5 Years	Since Inception		Inception Date
Class A Shares		19.91%	0.02%	4.42%		Sep 30, 2004
Class A Shares Return After Taxes on Distributions		18.74%	(0.83%)	3.18%		Sep 30, 2004
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		13.21%	(0.43%)	3.34%		Sep 30, 2004
Class B Shares		19.72%	(0.11%)	4.31%		Sep 30, 2004
Class C Shares		23.73%	0.28%	4.32%		Sep 30, 2004
FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)		27.73%	0.32%	5.64%	[1]
Custom Index: FTSE NAREIT Equity REIT Index��FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)	[2]	27.73%	0.32%	5.33%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	[3]	16.00%	1.66%	5.21%
[1]	The Index was launched in 2005.
[2]	The custom index represents performance of the FTSE NAREIT Equity REIT Index for periods from the Fund's inception to September 28, 2007 and the FTSE EPRA/NAREIT Developed Index Net TRI for periods thereafter. The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.
[3]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class A, B & C | Cohen & Steers Global Realty Shares, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS GLOBAL REALTY SHARES, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Global Realty Shares, Inc. (the Fund) is total return through investment in global real estate equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the Prospectus) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s statement of additional information (the SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate and land or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs in their respective countries. The Fund retains the ability to invest in real estate companies of any market capitalization.

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by Cohen & Steers Capital Management, Inc. (the Advisor), in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

		The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested.

The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

Smaller Companies Risk. Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—large company stocks.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate-oriented companies; investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.

		The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 35.91% (quarter ended June 30, 2009) Lowest quarterly return during this period: –31.01% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	597
3 Years	rr_ExpenseExampleYear03	906
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	2,170
2005	rr_AnnualReturn2005	13.87%	[1]
2006	rr_AnnualReturn2006	32.14%	[1]
2007	rr_AnnualReturn2007	(18.85%)	[1]
2008	rr_AnnualReturn2008	(42.79%)	[1]
2009	rr_AnnualReturn2009	37.45%	[1]
2010	rr_AnnualReturn2010	17.19%	[1]
2011	rr_AnnualReturn2011	(9.42%)	[1]
2012	rr_AnnualReturn2012	25.56%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.01%)
1 Year	rr_AverageAnnualReturnYear01	19.91%
5 Years	rr_AverageAnnualReturnYear05	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2],[3]
Management Fee	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years.
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	976
5 Years	rr_ExpenseExampleYear05	1,359
10 Years	rr_ExpenseExampleYear10	2,493
1 Year	rr_ExpenseExampleNoRedemptionYear01	219
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
1 Year	rr_AverageAnnualReturnYear01	19.72%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
1 Year	rr_ExpenseExampleYear01	319
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	2,493
1 Year	rr_ExpenseExampleNoRedemptionYear01	219
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
1 Year	rr_AverageAnnualReturnYear01	23.73%
5 Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.74%
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.73%
5 Years	rr_AverageAnnualReturnYear05	0.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%	[4]
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Custom Index: FTSE NAREIT Equity REIT Index��FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.73%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.32%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%	[5]
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%	[6]

[1]	The annual total returns for the Class B and Class C shares of the Fund are substantially similar to the annual total returns of the Class A shares, because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.
[2]	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.
[3]	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years. For Class C shares, the maximum deferred sales charge does not apply after one year.
[4]	The Index was launched in 2005.
[5]	The custom index represents performance of the FTSE NAREIT Equity REIT Index for periods from the Fund's inception to September 28, 2007 and the FTSE EPRA/NAREIT Developed Index Net TRI for periods thereafter. The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.
[6]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

Class I | Cohen & Steers Global Realty Shares, Inc.
COHEN & STEERS GLOBAL REALTY SHARES, INC.
INVESTMENT OBJECTIVE
The investment objective of Cohen & Steers Global Realty Shares, Inc. (the Fund) is total return through investment in global real estate equity securities.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Class I Cohen & Steers Global Realty Shares, Inc.
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I Cohen & Steers Global Realty Shares, Inc.
Management Fee	[1]	0.90%
Other Expenses	[1]	0.26%
Service Fee	[1]	0.04%
Total Annual Fund Operating Expenses	[1]	1.20%
[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Cohen & Steers Global Realty Shares, Inc.	121	378	654	1,443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate and land. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs in their respective countries. The Fund retains the ability to invest in real estate companies of any market capitalization.

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by Cohen & Steers Capital Management, Inc. (the Advisor), in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
PRINCIPAL RISKS
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investment in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

Smaller Companies Risk. Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—large company stocks.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FUND PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate-oriented companies; investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.
Class I Shares Annual Total Returns

Highest quarterly return during this period: 36.08% (quarter ended June 30, 2009) Lowest quarterly return during this period: –30.94% (quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class I		1 Year	5 Years	10 Years
Cohen & Steers Global Realty Shares, Inc.		25.95%	1.27%	10.54%
Cohen & Steers Global Realty Shares, Inc. Return After Taxes on Distributions		24.61%	0.35%	9.19%
Cohen & Steers Global Realty Shares, Inc. Return After Taxes on Distributions and Sale of Fund Shares		17.16%	0.60%	8.78%
Cohen & Steers Global Realty Shares, Inc. FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)		27.73%	0.32%		[1]
Cohen & Steers Global Realty Shares, Inc. Custom Index: FTSE NAREIT Equity REIT Index��FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)	[2]	27.73%	0.32%	9.16%
Cohen & Steers Global Realty Shares, Inc. S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	[3]	16.00%	1.66%	7.10%
[1]	The Index was launched in 2005.
[2]	The custom index represents performance of the FTSE NAREIT Equity REIT Index for periods from the Fund's inception to September 28, 2007 and the FTSE EPRA/NAREIT Developed Index Net TRI for periods thereafter. The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.
[3]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class I | Cohen & Steers Global Realty Shares, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS GLOBAL REALTY SHARES, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Global Realty Shares, Inc. (the Fund) is total return through investment in global real estate equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate and land. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs in their respective countries. The Fund retains the ability to invest in real estate companies of any market capitalization.

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by Cohen & Steers Capital Management, Inc. (the Advisor), in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

		The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investment in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

Smaller Companies Risk. Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can be more volatile than—and at times will perform differently from—large company stocks.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

		Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate-oriented companies; investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for the Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 36.08% (quarter ended June 30, 2009) Lowest quarterly return during this period: –30.94% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class I | Cohen & Steers Global Realty Shares, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.04%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
2002	rr_AnnualReturn2002	7.67%
2003	rr_AnnualReturn2003	46.89%
2004	rr_AnnualReturn2004	40.98%
2005	rr_AnnualReturn2005	14.41%
2006	rr_AnnualReturn2006	32.62%
2007	rr_AnnualReturn2007	(18.58%)
2008	rr_AnnualReturn2008	(42.60%)
2009	rr_AnnualReturn2009	37.82%
2010	rr_AnnualReturn2010	17.61%
2011	rr_AnnualReturn2011	(9.11%)
2012	rr_AnnualReturn2012	25.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.94%)
1 Year	rr_AverageAnnualReturnYear01	25.95%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	10.54%
Class I | Cohen & Steers Global Realty Shares, Inc. | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.61%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	9.19%
Class I | Cohen & Steers Global Realty Shares, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.16%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Class I | Cohen & Steers Global Realty Shares, Inc. | FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.73%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10		[2]
Class I | Cohen & Steers Global Realty Shares, Inc. | Custom Index: FTSE NAREIT Equity REIT Index��FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.73%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.32%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.16%	[3]
Class I | Cohen & Steers Global Realty Shares, Inc. | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[4]

[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
[2]	The Index was launched in 2005.
[3]	The custom index represents performance of the FTSE NAREIT Equity REIT Index for periods from the Fund's inception to September 28, 2007 and the FTSE EPRA/NAREIT Developed Index Net TRI for periods thereafter. The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.
[4]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013